As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)
Shares		Value
COMMON STOCKS - 75.5%
Communications Equipment - 6.0%
70,769	Comverse, Inc. (United States)*	$1,984,363
109,782	Ei Towers SpA (Italy)*1	3,363,768
		5,348,131
Diversified Financial Services - 2.3%
169,000	Guoco Group Ltd. (Hong Kong)	2,066,900
Energy Equipment & Services - 6.7%
869,800	Pulse Seismic, Inc. (Canada)*	2,679,996
5,011,205	Sevan Drilling AS (Norway)*	3,282,806
		5,962,802
Hotels, Restaurants & Leisure - 4.9%
132,240	Burger King Worldwide, Inc. (United States)1	2,525,784
229,000	OPAP SA (Greece)	1,803,783
		4,329,567
Household Durables - 3.0%
130,493	Retail Holdings NV (Hong Kong)	2,675,107
Industrial Conglomerates - 15.9%
30,793	Ackermans & van Haaran NV (Belgium)	2,605,547
10,482	Bollore SA (France)	4,030,918
88,920	EXOR SpA (Italy)	2,492,389
19,840,673	Lonrho PLC (United Kingdom)*	1,995,734
164,214	Sistema JSFC - GDR (Russia)*	3,021,909
		14,146,497
Insurance - 11.8%
126,100	American International Group, Inc. (United States)*	4,895,203
371,400	Genworth Financial, Inc. (United States)*1	3,714,000
597,727	Old Mutual PLC (United Kingdom)	1,846,843
		10,456,046
Logistics - 2.5%
672,429	ModusLink Global Solutions, Inc. (United States)*	2,219,016
Media - 13.6%
557,480	Constantin Medien AG (Germany)*	1,307,912
121,703	Highlight Communications AG (Germany)	691,006
1,411,767	Promotora de Informaciones SA - Class B - ADR (Spain)*	1,736,473
770,377	Sky Deutschland AG (Germany)*	4,254,629
196,066	Vivendi SA (France)	4,056,233
		12,046,253
Security & Alarm Services - 2.8%
50,100	The ADT Corp. (United States)	2,451,894
Specialty Chemicals - 5.0%
391,413	Alent PLC (United Kingdom)	2,245,720
407,577	Vesuvius PLC (United Kingdom)	2,197,098
		4,442,818

Specialty Retail - 1.0%
2,787,000	Oriental Watch Holdings Ltd. (Hong Kong)	910,528
TOTAL COMMON STOCKS
(Cost $64,134,896)		67,055,559

PARTNERSHIPS & TRUSTS - 9.5%
Real Estate Investment Trusts - 9.5%
123,666	General Growth Properties, Inc. (United States)	2,458,480
616,000	Gramercy Capital Corp. (United States)*	3,209,360
255,400	iStar Financial, Inc. (United States)*1	2,781,306
		8,449,146
TOTAL PARTNERSHIPS & TRUSTS
(Cost $5,901,178)		8,449,146

RIGHTS - 1.0%
Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
505,900	Sanofi CVR, Expiration: December, 2020 (France)*	900,502
TOTAL RIGHTS
(Cost $933,142)		900,502

WARRANTS - 3.4%
Consumer Finance - 0.7%
34,243	Capital One Financial Corp., Expiration: November 2018, Exercise Price: $42.13 (United States)*	640,002
Diversified Financial Services - 2.1%
199,060	Bank of America Corp., Expiration: January 2019, Exercise Price: $13.30 (United States)*	1,134,641
52,700	JPMorgan Chase & Co., Expiration: October 2018, Exercise Price: $42.42 (United States)*	750,975
		1,885,616
Insurance - 0.5%
24,700	Hartford Financial Services Group, Inc., Expiration: June, 2019, Exercise Price: $9.58 (United States)*	422,123
Media - 0.1%
8,059,777	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Exercise Price: $2.00 (Spain)*	103,315
TOTAL WARRANTS
(Cost $6,930,933)		3,051,056

Principal Amount		Value
CORPORATE BOND - 1.0%
Consumer Finance - 1.0%
	Egidaco Investments Ltd.,
$6,000,000	12.750%, 12/29/2013 (Russia)	942,646
TOTAL CORPORATE BOND
(Cost $858,074)		942,646

MUNICIPAL BOND - 1.2%
Tobacco - 1.2%
	Tobacco Settlement Financing Corp,
38,755,000	6.125%, 6/1/2047 (United States)	1,066,150
TOTAL MUNICIPAL BOND
(Cost $2,132,427)		1,066,150

Contracts		Value
CALL OPTIONS PURCHASED2 - 0.3%
Hedges - 0.1%
415	CurrencyShare Swiss Franc Trust, Expiration: June, 2013, Strike Price: $108.00 (United States)*	10,375
520	iShares Barclays 20+ Year Treasury Bond, Expiration: June, 2013, Strike Price:$130.00 (United States)*	8,580
480	SPDR Gold Trust, Expiration: June, 2013, Strike Price: $177.00 (United States)*	9,600
		28,555
Insurance - 0.2%
200	Genworth Financial, Inc., Expiration: January, 2014, Strike Price: $5.00 (United States)*	102,500
310	Genworth Financial, Inc., Expiration: January, 2014, Strike Price: $7.00 (United States)*	106,175
		208,675
TOTAL CALL OPTIONS PURCHASED
(Cost $313,428)		237,230

PUT OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
60	CAC 40 Index, Expiration: June, 2013, Strike Price: $33.00 (France)*3	32,418
70	Deutsche Borse AG German Stock Index, Expiration: June, 2013, Strike Price: $70.00 (Germany)*4	26,941
		59,359
TOTAL PUT OPTIONS PURCHASED
(Cost $123,367)		59,359

Shares		Value
SHORT-TERM INVESTMENT - 6.3%
Money Market Fund - 6.3%
5,570,219	Invesco Liquid Assets Portfolio-Institutional Class, 0.114%5	5,570,219
TOTAL SHORT-TERM INVESTMENT
(Cost $5,570,219)		5,570,219

TOTAL INVESTMENTS IN SECURITIES - 98.3%
(Cost $86,897,664)		87,331,867
Other Assets in Excess of Liabilities - 1.7%		1,495,130
TOTAL NET ASSETS - 100.0%		$88,826,997

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
CVR	Contingent Value Right
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	100 shares per contract.
3	10 shares per contract.
4	5 shares per contract.
5	Seven-day yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Percent of
Country	Net Assets
United States	34.3%
France	10.1%
United Kingdom	9.3%
Germany	7.1%
Italy	6.6%
Hong Kong	6.4%
Russia	4.5%
Norway	3.7%
Canada	3.0%
Belgium	2.9%
Spain	2.1%
Greece	2.0%
Cash & Equivalents^	8.0%
Total	100.0%

^ Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$88,115,242
Gross unrealized appreciation	12,405,457
Gross unrealized depreciation	(13,188,832)
Net unrealized depreciation	$(783,375)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,154,207	$33,901,352	$-	$67,055,559
Partnerships & Trusts	8,449,146	-	-	8,449,146
Rights	900,502	-	-	900,502
Warrants	3,051,056	-	-	3,051,056
Corporate Bond	-	942,646	-	942,646
Municipal Bond	-	1,066,150	-	1,066,150
Call Options Purchased	-	237,230	-	237,230
Put Options Purchased	-	59,359	-	59,359
Short-Term Investment	5,570,219	-	-	5,570,219
Total Investments in Securities	$51,125,130	$36,206,737	$-	$87,331,867

Other Financial Instruments #
Unrealized appreciation	$-	$486,096	$-	$486,096
Unrealized depreceiation	-	(88,248)	-	(88,248)
Total Investments in Other
Financial Instruments	$-	$397,848	$-	$397,848

# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of March 31, 2013, the Fund had the following forward currency contracts outstanding with Morgan Stanley (Unaudited):

		Settlement	Contract		Net Unrealized Gain
Contracts		Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	20,537,600 EUR	6/11/2013	$26,700,257	$26,340,387	$359,870

To Sell:
	5,221,500 GBP	6/11/2013	7,842,432	7,930,680	(88,248)

To Sell:
	29,841,000 NOK	6/11/2013	5,204,674	5,093,949	110,725
To Buy:
	10,350,000 NOK	6/11/2013	(1,766,316)	(1,766,779)	463
Net Value of NOK Contracts			3,438,358	3,327,170	111,188

To Sell:
	6,370,500 SEK	6/11/2013	991,055	976,017	15,038

Net Value of Outstanding
Forward Currency Contracts			$38,972,102	$38,574,254	$397,848

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore    Evermore Funds Trust

By (Signature and Title)*    /s/ Eric LeGoff
 Eric LeGoff, Chief Executive Officer

Date             5/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Eric LeGoff
 Eric LeGoff, Chief Executive Officer

Date             5/22/13

By (Signature and Title)*    /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date             5/22/13

* Print the name and title of each signing officer under his or her signature.